Share-based compensation plans - Inputs used in the measurement (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares yr $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	886,740	1,473,430
Average strike price	$ 15.27	$ 11.32
Number of options, reporting date | shares	8,617,097	8,820,805	8,324,666
Average strike price, reporting date	$ 18.9	$ 22.83
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	886,740
Expected vesting	0.00%
Average strike price	$ 15.27
Expected dividend | $	$ 0.08
Expected volatility	36.00%
Risk-free interest rate	1.80%
Expected life of option | yr	4.9
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 4.92
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	477,250
Expected vesting	106.00%
Average strike price	$ 0
Expected dividend | $	$ 0
Expected volatility	38.00%
Risk-free interest rate	1.80%
Expected life of option | yr	3
Expected forfeitures	12.00%
Weighted average grant date fair values	$ 15.33
Number of options, reporting date | shares	1,465,618
Expected vesting, reporting date	80.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	31.00%
Risk free interest rate, reporting date	1.70%
Expected life of option, reporting date | yr	1.4
Expected forfeitures, reporting date	10.00%
Weighted average share price, reporting date	$ 10.07
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	212,496
Expected vesting	0.00%
Average strike price	$ 15.33
Expected dividend | $	$ 0
Expected volatility	0.00%
Risk-free interest rate	0.00%
Expected life of option | yr	0
Expected forfeitures	15.00%
Weighted average grant date fair values	$ 15.33
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	68,890
Expected vesting	0.00%
Average strike price	$ 15.27
Expected dividend | $	$ 0.08
Expected volatility	37.00%
Risk-free interest rate	1.50%
Expected life of option | yr	4.5
Expected forfeitures	8.00%
Weighted average grant date fair values	$ 5.07
Number of options, reporting date | shares	406,720
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 16.48	$ 17.74
Expected dividend, reporting date | $	$ 0.08
Expected volatility, reporting date	35.00%
Risk free interest rate, reporting date	1.70%
Expected life of option, reporting date | yr	4
Expected forfeitures, reporting date	8.00%
Weighted average share price, reporting date	$ 2.14